CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 28, 2025	Dec. 29, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 846,167	$ 1,951,415
Marketable securities	3,596,133	2,319,555
Receivables	54,506	69,459
Inventory	230,443	272,603
Inventory - bottled water held for resale, net	574,000	0
Prepaid expenses and other current assets	22,152	117,621
Deferred transaction costs	150,450	10,000
Assets held for sale	424,123	258,751
Total current assets	5,897,974	4,999,404
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	2,456,718	3,343,340
OPERATING LEASE RIGHT-OF-USE ASSETS	1,267,699	1,724,052
EQUITY METHOD INVESTMENT IN UNCONSOLIDATED AFFILIATE	0	304,439
INVESTMENT IN EQUITY AND NOTES RECEIVABLE FROM RELATED COMPANY	0	424,000
GOODWILL	796,220	796,220
INTANGIBLE ASSETS, NET	305,270	367,799
OTHER ASSETS, NET	21,171	37,543
Total assets	10,745,052	11,996,797
CURRENT LIABILITIES
Accounts payable	245,226	612,059
Current maturities of long-term debt	191,531	185,009
Current operating lease obligations	358,939	274,511
Accrued expenses	421,867	371,356
Total current liabilities	1,217,563	1,442,935
LONG-TERM DEBT, LESS CURRENT PORTION	1,899,592	2,091,335
NONCURRENT OPERATING LEASE OBLIGATIONS	1,209,509	1,497,300
Total liabilities	4,326,664	5,031,570
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 2,000,000 shares authorized, no shares outstanding at December 28, 2025 and December 29, 2024	0	0
Common stock, $0.002 par value, 50,000,000 authorized, 6,461,118 issued and 6,154,724 outstanding at December 28, 2025 and at December 29, 2024	12,309	12,309
Less cost of 306,394 common shares held in Treasury at December 28, 2025 and December 29, 2024	(499,718)	(499,718)
Additional paid-in capital	11,954,735	11,813,735
Accumulated deficit	(5,048,938)	(4,361,099)
Total shareholders' equity	6,418,388	6,965,227
Total liabilities and shareholders' equity	$ 10,745,052	$ 11,996,797